Schedule of Investments (unaudited)
July 31, 2024
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
BWX Technologies, Inc.	64,454	$ 6,412,529
Curtiss-Wright Corp.	8,200	2,416,540
General Dynamics Corp.	289,453	86,462,506
HEICO Corp.	3,786	913,713
HEICO Corp., Class A	7,610	1,446,737
Huntington Ingalls Industries, Inc.	55,690	15,592,086
L3Harris Technologies, Inc.	262,905	59,650,516
Lockheed Martin Corp.	383,608	207,884,847
Northrop Grumman Corp.	187,016	90,575,589
RTX Corp.	2,056,755	241,648,145
		713,003,208
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	219,607	19,556,003
Expeditors International of Washington, Inc.	106,941	13,348,376
United Parcel Service, Inc., Class B	2,289,214	298,444,829
		331,349,208
Automobile Components — 0.0%
Gentex Corp.	213,092	6,618,638
LCI Industries	66,718	7,785,323
		14,403,961
Automobiles — 0.0%
Thor Industries, Inc.	66,264	7,033,261
Banks — 7.3%
BancFirst Corp.	28,354	3,046,070
Bank of America Corp.	10,871,590	438,233,793
Bank OZK	285,260	13,375,841
BOK Financial Corp.	39,498	4,061,974
Cadence Bank	145,900	4,795,733
Cathay General Bancorp	153,149	6,787,564
Citigroup, Inc.	4,410,941	286,181,852
Comerica, Inc.	493,125	27,028,181
Commerce Bancshares, Inc.	167,992	10,870,762
Cullen/Frost Bankers, Inc.	148,150	17,342,439
East West Bancorp, Inc.	279,725	24,585,030
First Bancorp	335,696	7,200,679
First Financial Bankshares, Inc.	234,167	9,006,063
Glacier Bancorp, Inc.	272,961	12,204,086
Home BancShares, Inc.	396,483	11,232,363
JPMorgan Chase & Co.	4,140,857	881,174,370
M&T Bank Corp.	395,447	68,084,110
PNC Financial Services Group, Inc. (The)	1,061,108	192,166,659
Popular, Inc.	133,537	13,704,902
Prosperity Bancshares, Inc.	234,688	17,019,574
ServisFirst Bancshares, Inc.	69,607	5,585,266
SouthState Corp.	141,219	13,976,444
UMB Financial Corp.	57,624	5,878,801
United Community Banks, Inc.	238,669	7,386,806
Western Alliance Bancorp	173,725	13,977,914
Wintrust Financial Corp.	76,434	8,270,159
Zions Bancorp N.A.	381,560	19,715,205
		2,122,892,640
Beverages — 3.7%
Brown-Forman Corp., Class A	64,705	2,949,901
Brown-Forman Corp., Class B, NVS	396,819	17,920,346
Coca-Cola Co. (The)	7,916,810	528,367,900
Constellation Brands, Inc., Class A	170,269	41,743,148
PepsiCo, Inc.	2,788,705	481,525,692
		1,072,506,987
Security	Shares	Value
Biotechnology — 5.0%
AbbVie, Inc.	4,328,214	$ 802,104,618
Amgen, Inc.	1,050,565	349,281,346
Gilead Sciences, Inc.	3,917,237	297,945,046
		1,449,331,010
Broadline Retail — 0.1%
Dillard’s, Inc., Class A	880	350,759
eBay, Inc.	675,276	37,552,099
		37,902,858
Building Products — 0.5%
A. O. Smith Corp.	120,460	10,243,918
AAON, Inc.	17,246	1,526,788
Advanced Drainage Systems, Inc.	17,492	3,096,784
Allegion PLC	92,245	12,620,038
Armstrong World Industries, Inc.	26,459	3,476,713
Carlisle Cos., Inc.	25,645	10,734,484
CSW Industrials, Inc.	3,152	1,022,572
Fortune Brands Innovations, Inc.	116,866	9,443,942
Lennox International, Inc.	17,282	10,084,047
Masco Corp.	242,936	18,912,568
Owens Corning	75,186	14,013,167
Simpson Manufacturing Co., Inc.	18,316	3,518,320
Trane Technologies PLC	151,093	50,507,368
UFP Industries, Inc.	46,515	6,136,724
		155,337,433
Capital Markets — 5.3%
Ameriprise Financial, Inc.	89,994	38,703,720
Ares Management Corp., Class A	299,202	45,837,746
Bank of New York Mellon Corp. (The)	1,404,890	91,416,192
BlackRock, Inc.(a)	258,305	226,404,333
CME Group, Inc., Class A	555,120	107,532,295
Evercore, Inc., Class A	38,583	9,660,797
FactSet Research Systems, Inc.	24,177	9,987,277
Goldman Sachs Group, Inc. (The)	520,602	265,002,036
Hamilton Lane, Inc., Class A	41,838	6,040,152
Houlihan Lokey, Inc., Class A	58,956	8,858,139
Intercontinental Exchange, Inc.	496,887	75,308,194
Jefferies Financial Group, Inc.	290,705	16,997,521
MarketAxess Holdings, Inc.	35,078	7,840,985
Moody’s Corp.	85,797	39,164,615
Morgan Stanley	2,928,712	302,272,366
Morningstar, Inc.	9,008	2,861,391
MSCI, Inc., Class A	68,111	36,831,704
Nasdaq, Inc.	375,701	25,427,444
Northern Trust Corp.	480,883	42,630,278
Raymond James Financial, Inc.	187,933	21,800,228
S&P Global, Inc.	169,968	82,388,589
SEI Investments Co.	96,647	6,556,533
State Street Corp.	765,163	65,015,900
Stifel Financial Corp.	143,217	12,699,051
		1,547,237,486
Chemicals — 2.0%
Air Products & Chemicals, Inc.	365,027	96,312,374
Albemarle Corp.	109,170	10,225,954
Ashland, Inc.	53,560	5,176,574
Avient Corp.	137,400	6,215,976
Balchem Corp.	11,571	2,053,390
Cabot Corp.	66,418	6,661,061
Celanese Corp., Class A	137,107	19,352,653
Corteva, Inc.	563,522	31,613,584
Eastman Chemical Co.	242,205	25,027,043
Ecolab, Inc.	157,329	36,294,227

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
FMC Corp.	330,871	$ 19,309,632
HB Fuller Co.	37,611	3,242,068
Innospec, Inc.	18,658	2,446,810
Linde PLC	403,487	182,981,354
Mosaic Co. (The)	630,233	18,762,036
PPG Industries, Inc.	308,718	39,201,012
Quaker Chemical Corp.	8,373	1,520,286
RPM International, Inc.	138,511	16,823,546
Sherwin-Williams Co. (The)	146,811	51,501,299
Westlake Corp.	31,063	4,592,975
		579,313,854
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	72,776	4,043,435
Brady Corp., Class A, NVS	46,819	3,352,709
Cintas Corp.	44,876	34,282,571
MSA Safety, Inc.	28,133	5,307,290
Republic Services, Inc.	154,922	30,104,443
Tetra Tech, Inc.	19,380	4,132,591
Waste Management, Inc.	360,192	72,996,511
		154,219,550
Communications Equipment — 1.7%
Cisco Systems, Inc.	9,284,496	449,833,831
Motorola Solutions, Inc.	112,689	44,953,896
		494,787,727
Construction & Engineering — 0.0%
Comfort Systems U.S.A., Inc.	7,449	2,476,197
MDU Resources Group, Inc.	244,713	6,592,568
Quanta Services, Inc.	15,109	4,009,626
		13,078,391
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	21,508	12,761,772
Vulcan Materials Co.	64,449	17,691,895
		30,453,667
Consumer Finance — 0.7%
American Express Co.	469,390	118,774,446
Discover Financial Services	371,514	53,494,301
FirstCash Holdings, Inc.	31,362	3,499,999
Nelnet, Inc., Class A	16,674	1,879,327
Synchrony Financial	619,588	31,468,874
		209,116,947
Consumer Staples Distribution & Retail — 2.3%
Casey’s General Stores, Inc.	11,004	4,267,791
Costco Wholesale Corp.	159,570	131,166,540
Dollar General Corp.	271,951	32,740,181
Kroger Co. (The)	1,026,427	55,940,271
Sysco Corp.	919,354	70,468,484
Target Corp.	907,863	136,551,674
Walmart, Inc.	3,570,990	245,112,754
		676,247,695
Containers & Packaging — 0.1%
AptarGroup, Inc.	48,601	7,143,375
Avery Dennison Corp.	74,758	16,209,777
Silgan Holdings, Inc.	87,721	4,511,491
Sonoco Products Co.	226,458	12,210,616
		40,075,259
Distributors — 0.2%
Genuine Parts Co.	257,705	37,910,983
Pool Corp.	34,375	12,857,625
		50,768,608
Security	Shares	Value
Diversified Consumer Services — 0.1%
H&R Block, Inc.	242,253	$ 14,036,139
Service Corp. International	159,161	12,718,555
		26,754,694
Electric Utilities — 4.5%
Alliant Energy Corp.	645,252	35,914,726
American Electric Power Co., Inc.	1,382,116	135,613,222
Duke Energy Corp.	2,048,174	223,803,973
Edison International	1,068,541	85,493,965
Entergy Corp.	583,028	67,613,757
Eversource Energy	1,113,247	72,260,863
IDACORP, Inc.	123,568	12,078,772
MGE Energy, Inc.	50,327	4,420,724
NextEra Energy, Inc.	3,837,380	293,137,458
Otter Tail Corp.	59,188	5,736,501
Pinnacle West Capital Corp.	342,042	29,275,375
PNM Resources, Inc.	232,515	9,667,974
Portland General Electric Co.	307,854	14,586,123
Southern Co. (The)	2,629,649	219,628,284
Xcel Energy, Inc.	1,449,107	84,453,956
		1,293,685,673
Electrical Equipment — 0.9%
AMETEK, Inc.	97,502	16,914,647
Eaton Corp. PLC	301,300	91,833,227
Emerson Electric Co.	723,865	84,771,830
Hubbell, Inc.	44,750	17,705,338
nVent Electric PLC	101,465	7,369,403
Regal Rexnord Corp.	41,768	6,711,282
Rockwell Automation, Inc.	143,645	40,026,679
		265,332,406
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	502,822	32,311,342
Avnet, Inc.	145,796	7,837,993
Badger Meter, Inc.	13,001	2,680,286
CDW Corp.	96,312	21,006,610
Cognex Corp.	82,851	4,111,067
Corning, Inc.	1,495,298	59,826,873
Littelfuse, Inc.	16,712	4,463,942
TD SYNNEX Corp.	39,848	4,748,686
TE Connectivity Ltd.	346,568	53,485,840
		190,472,639
Energy Equipment & Services — 0.0%
Cactus, Inc., Class A	46,034	2,905,666
Financial Services — 1.6%
Equitable Holdings, Inc.	415,897	18,137,268
Essent Group Ltd.	127,906	8,037,613
Fidelity National Information Services, Inc.	689,453	52,970,674
Jack Henry & Associates, Inc.	65,712	11,268,294
Mastercard, Inc., Class A	322,846	149,706,919
MGIC Investment Corp.	411,891	10,231,372
Visa, Inc., Class A	795,516	211,344,736
Voya Financial, Inc.	145,583	10,588,252
Walker & Dunlop, Inc.	58,876	6,293,844
		478,578,972
Food Products — 1.5%
Archer-Daniels-Midland Co.	1,069,615	66,326,826
Flowers Foods, Inc.	534,119	12,028,360
Hershey Co. (The)	283,376	55,961,092
Hormel Foods Corp.	704,660	22,626,633
Ingredion, Inc.	112,919	14,043,736
J & J Snack Foods Corp.	20,013	3,376,193

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
J M Smucker Co. (The)	268,071	$ 31,618,974
Kellanova	659,510	38,350,507
Lamb Weston Holdings, Inc.	158,146	9,491,923
Lancaster Colony Corp.	25,872	4,994,848
McCormick & Co., Inc., NVS	401,616	30,928,448
Mondelez International, Inc., Class A	2,265,656	154,857,588
		444,605,128
Gas Utilities — 0.3%
Atmos Energy Corp.	273,966	35,034,772
National Fuel Gas Co.	224,088	13,129,316
New Jersey Resources Corp.	250,338	11,703,302
ONE Gas, Inc.	143,823	10,014,395
Spire, Inc.	193,690	12,897,817
		82,779,602
Ground Transportation — 1.4%
CSX Corp.	1,881,185	66,029,594
JB Hunt Transport Services, Inc.	58,323	10,098,628
Landstar System, Inc.	16,545	3,147,686
Norfolk Southern Corp.	357,765	89,283,833
Old Dominion Freight Line, Inc.	74,246	15,605,024
Ryder System, Inc.	71,071	9,961,311
Union Pacific Corp.	918,203	226,548,226
		420,674,302
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	2,400,680	254,328,039
Baxter International, Inc.	1,159,192	41,522,258
Becton Dickinson & Co.	309,682	74,651,943
DENTSPLY SIRONA, Inc.	321,560	8,727,138
Medtronic PLC	2,890,625	232,175,000
ResMed, Inc.	87,831	18,729,961
STERIS PLC	59,657	14,243,705
Stryker Corp.	218,314	71,486,919
		715,864,963
Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	323,290	32,597,331
Cencora, Inc.	100,447	23,894,332
Chemed Corp.	2,822	1,608,992
Elevance Health, Inc.	187,084	99,534,300
Ensign Group, Inc. (The)	9,056	1,274,632
HCA Healthcare, Inc.	98,937	35,919,078
Humana, Inc.	78,618	28,429,055
McKesson Corp.	36,250	22,366,975
Quest Diagnostics, Inc.	163,149	23,216,103
UnitedHealth Group, Inc.	920,984	530,634,141
		799,474,939
Hotels, Restaurants & Leisure — 2.0%
Churchill Downs, Inc.	16,304	2,340,602
Domino’s Pizza, Inc.	25,969	11,132,910
McDonald’s Corp.	1,244,644	330,328,517
Starbucks Corp.	2,142,058	166,973,421
Texas Roadhouse, Inc.	63,101	11,018,066
Wingstop, Inc.	4,211	1,574,409
Yum! Brands, Inc.	359,249	47,719,045
		571,086,970
Household Durables — 0.3%
DR Horton, Inc.	166,591	29,974,718
Garmin Ltd.	179,511	30,741,259
PulteGroup, Inc.	100,243	13,232,076
Worthington Enterprises, Inc.	25,792	1,287,279
		75,235,332
Security	Shares	Value
Household Products — 2.9%
Church & Dwight Co., Inc.	177,440	$ 17,390,894
Colgate-Palmolive Co.	1,160,071	115,067,443
Kimberly-Clark Corp.	799,496	107,971,935
Procter & Gamble Co. (The)	3,777,828	607,323,629
WD-40 Co.	12,408	3,246,057
		850,999,958
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	1,634,738	29,081,989
Vistra Corp.	201,834	15,989,290
		45,071,279
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	886,042	181,417,099
Insurance — 3.3%
Aflac, Inc.	770,926	73,530,922
Allstate Corp. (The)	393,348	67,309,710
American Financial Group, Inc.	109,440	14,332,262
Aon PLC, Class A	130,400	42,837,704
Arthur J. Gallagher & Co.	134,610	38,160,589
Assurant, Inc.	58,167	10,171,663
Assured Guaranty Ltd.	56,898	4,686,688
Axis Capital Holdings Ltd.	129,746	9,828,260
Brown & Brown, Inc.	92,630	9,210,201
Chubb Ltd.	346,988	95,650,712
Cincinnati Financial Corp.	289,819	37,856,158
CNO Financial Group, Inc.	159,891	5,573,800
Erie Indemnity Co., Class A, NVS	23,761	10,482,165
Everest Group Ltd.	60,154	23,632,702
Fidelity National Financial, Inc., Class A	613,654	34,002,568
First American Financial Corp.	270,803	16,405,246
Globe Life, Inc.	71,557	6,636,196
Hanover Insurance Group, Inc. (The)	64,025	8,802,797
Hartford Financial Services Group, Inc. (The)	365,519	40,543,368
Kinsale Capital Group, Inc.	2,205	1,007,839
Marsh & McLennan Cos., Inc.	436,833	97,225,921
MetLife, Inc.	1,237,644	95,112,941
Old Republic International Corp.	586,044	20,288,843
Primerica, Inc.	30,265	7,619,819
Principal Financial Group, Inc.	540,105	44,023,959
Reinsurance Group of America, Inc.	71,047	16,016,125
RenaissanceRe Holdings Ltd.	23,917	5,546,592
RLI Corp.	22,075	3,324,274
Selective Insurance Group, Inc.	60,097	5,427,961
Travelers Cos., Inc. (The)	288,896	62,528,650
Unum Group	340,275	19,576,021
W. R. Berkley Corp.	113,850	6,276,551
Willis Towers Watson PLC	93,155	26,295,793
		959,925,000
IT Services — 2.4%
Accenture PLC, Class A	743,528	245,825,227
International Business Machines Corp.	2,384,539	458,165,324
		703,990,551
Leisure Products — 0.1%
Acushnet Holdings Corp.	28,688	2,082,175
Brunswick Corp.	97,641	7,952,860
Polaris, Inc.	115,793	9,643,241
		19,678,276
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	136,052	19,237,753
Danaher Corp.	181,066	50,169,767

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	67,917	$ 41,656,213
West Pharmaceutical Services, Inc.	11,273	3,451,454
		114,515,187
Machinery — 2.5%
AGCO Corp.	42,370	4,000,575
Albany International Corp., Class A	21,986	2,057,450
Caterpillar, Inc.	510,018	176,568,232
Cummins, Inc.	220,352	64,298,714
Donaldson Co., Inc.	106,572	7,973,717
Dover Corp.	101,299	18,665,354
Franklin Electric Co., Inc.	25,991	2,771,160
Graco, Inc.	139,090	11,829,605
Hillenbrand, Inc.	93,889	4,152,710
IDEX Corp.	66,495	13,862,878
Illinois Tool Works, Inc.	456,157	112,798,503
Ingersoll Rand, Inc.	21,602	2,168,841
ITT, Inc.	52,716	7,457,205
Kadant, Inc.	3,510	1,233,730
Lincoln Electric Holdings, Inc.	56,249	11,554,107
Nordson Corp.	39,237	9,822,198
Oshkosh Corp.	72,591	7,887,012
Otis Worldwide Corp.	425,025	40,164,862
PACCAR, Inc.	379,600	37,451,336
Parker-Hannifin Corp.	103,173	57,896,561
Pentair PLC	124,691	10,956,598
Snap-on, Inc.	95,848	27,511,251
Stanley Black & Decker, Inc.	373,945	39,496,071
Terex Corp.	55,307	3,498,721
Timken Co. (The)	71,127	6,184,493
Toro Co. (The)	103,504	9,908,438
Watts Water Technologies, Inc., Class A	16,133	3,347,920
Xylem, Inc.	161,931	21,617,788
		717,136,030
Marine Transportation — 0.0%
Matson, Inc.	26,780	3,553,974
Media — 1.6%
Comcast Corp., Class A	8,425,776	347,731,775
Interpublic Group of Cos., Inc. (The)	1,081,137	34,780,177
New York Times Co. (The), Class A	103,603	5,552,085
Nexstar Media Group, Inc., Class A	88,357	16,327,490
Omnicom Group, Inc.	403,054	39,515,414
Sirius XM Holdings, Inc.(b)	1,669,637	5,760,248
		449,667,189
Metals & Mining — 0.3%
Nucor Corp.	219,595	35,780,809
Reliance, Inc.	59,026	17,976,959
Royal Gold, Inc.	61,559	8,502,529
Steel Dynamics, Inc.	147,460	19,644,621
		81,904,918
Multi-Utilities — 1.9%
Ameren Corp.	667,729	52,930,878
CMS Energy Corp.	674,119	43,682,911
Consolidated Edison, Inc.	827,163	80,664,936
DTE Energy Co.	490,201	59,083,926
NiSource, Inc.	1,104,487	34,515,219
Public Service Enterprise Group, Inc.	1,074,307	85,697,469
Sempra	1,354,916	108,474,575
WEC Energy Group, Inc.	871,600	75,009,896
		540,059,810
Security	Shares	Value
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	5,116,912	$ 821,110,869
ConocoPhillips	2,133,873	237,286,678
EOG Resources, Inc.	1,133,811	143,767,235
Exxon Mobil Corp.	7,269,680	862,111,351
Ovintiv, Inc.	432,805	20,099,464
Phillips 66	939,822	136,725,304
Texas Pacific Land Corp.	7,668	6,478,693
		2,227,579,594
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	46,804	4,594,281
Personal Care Products — 0.0%
Inter Parfums, Inc.	31,121	4,378,102
Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co.	7,562,004	359,648,910
Eli Lilly & Co.	333,131	267,927,270
Johnson & Johnson	5,392,661	851,231,539
Merck & Co., Inc.	3,936,655	445,353,780
Perrigo Co. PLC	342,045	9,669,612
Zoetis, Inc., Class A	296,322	53,349,813
		1,987,180,924
Professional Services — 1.0%
Automatic Data Processing, Inc.	613,989	161,245,791
Booz Allen Hamilton Holding Corp., Class A	113,074	16,204,635
Broadridge Financial Solutions, Inc.	125,025	26,755,350
Exponent, Inc.	39,484	4,188,463
Genpact Ltd.	191,179	6,628,176
Insperity, Inc.	56,771	5,831,517
Jacobs Solutions, Inc.	68,568	10,034,927
ManpowerGroup, Inc.	126,528	9,689,514
Robert Half, Inc.	228,561	14,671,331
SS&C Technologies Holdings, Inc.	220,691	16,099,408
Verisk Analytics, Inc.	54,478	14,259,616
		285,608,728
Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.	502,934	116,368,869
Applied Materials, Inc.	365,715	77,604,723
Broadcom, Inc.	4,192,792	673,697,819
KLA Corp.	61,862	50,916,756
Lam Research Corp.	66,336	61,111,377
Microchip Technology, Inc.	666,681	59,187,939
Monolithic Power Systems, Inc.	18,724	16,160,497
NXP Semiconductors NV	240,661	63,332,349
Power Integrations, Inc.	40,118	2,930,219
QUALCOMM, Inc.	1,156,857	209,333,274
Skyworks Solutions, Inc.	278,117	31,599,653
Universal Display Corp.	24,345	5,419,684
		1,367,663,159
Software — 3.6%
Dolby Laboratories, Inc., Class A	56,408	4,442,694
Intuit, Inc.	111,831	72,393,798
Microsoft Corp.	1,867,901	781,436,383
Oracle Corp.	1,193,392	166,418,515
Roper Technologies, Inc.	37,572	20,467,347
		1,045,158,737
Specialty Retail — 3.2%
Dick’s Sporting Goods, Inc.	75,402	16,313,223
Group 1 Automotive, Inc.	6,068	2,219,189
Home Depot, Inc. (The)	1,702,043	626,624,151
Lithia Motors, Inc., Class A	13,264	3,665,241

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.	734,699	$ 180,375,952
Penske Automotive Group, Inc.	33,486	5,830,247
Ross Stores, Inc.	221,866	31,777,867
Tractor Supply Co.	111,581	29,381,509
Williams-Sonoma, Inc.	118,340	18,304,831
		914,492,210
Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc.	3,741,888	830,998,487
HP, Inc.	1,966,451	70,969,216
NetApp, Inc.	215,509	27,365,333
		929,333,036
Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.	118,587	7,180,443
Columbia Sportswear Co.	34,934	2,854,108
Kontoor Brands, Inc.	104,862	7,356,069
NIKE, Inc., Class B	1,216,599	91,074,601
Steven Madden Ltd.	93,034	4,218,162
		112,683,383
Trading Companies & Distributors — 0.7%
Air Lease Corp., Class A	132,672	6,583,185
Applied Industrial Technologies, Inc.	21,459	4,682,139
Boise Cascade Co.	17,828	2,533,181
Fastenal Co.	906,524	64,136,573
Ferguson PLC	205,946	45,853,877
GATX Corp.	37,487	5,229,436
McGrath RentCorp	23,925	2,627,683
MSC Industrial Direct Co., Inc., Class A	113,010	10,052,239
Rush Enterprises, Inc., Class A	55,066	2,808,917
Rush Enterprises, Inc., Class B	10,102	477,623
Watsco, Inc.	50,909	24,919,446
WW Grainger, Inc.	26,309	25,698,894
		195,603,193
Security	Shares	Value
Water Utilities — 0.3%
American States Water Co.	57,885	$ 4,777,249
American Water Works Co., Inc.	305,425	43,480,303
California Water Service Group	88,094	4,709,505
Essential Utilities, Inc.	546,197	22,202,908
		75,169,965
Total Long-Term Investments — 99.6% (Cost: $22,391,673,684)		28,883,875,619
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(a)(c)(d)	3,947,647	3,949,226
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(c)	74,529,013	74,529,013
Total Short-Term Securities — 0.3% (Cost: $78,477,844)		78,478,239
Total Investments — 99.9% (Cost: $22,470,151,528)		28,962,353,858
Other Assets Less Liabilities — 0.1%		29,935,852
Net Assets — 100.0%		$ 28,992,289,710
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 3,948,656(a)	$ —	$ 175	$ 395	$ 3,949,226	3,947,647	$ 375,847(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	72,964,605	1,564,408(a)	—	—	—	74,529,013	74,529,013	855,171	—
BlackRock, Inc.	165,862,326	33,994,327	(3,525,433)	1,199,564	28,873,549	226,404,333	258,305	1,119,639	—
				$ 1,199,739	$ 28,873,944	$ 304,882,572		$ 2,350,657	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Core Dividend Growth ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	379	09/20/24	$ 105,324	$ 140,775
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 28,883,875,619	$ —	$ —	$ 28,883,875,619
Short-Term Securities
Money Market Funds	78,478,239	—	—	78,478,239
	$ 28,962,353,858	$ —	$ —	$ 28,962,353,858
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 140,775	$ —	$ —	$ 140,775
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares